As filed with the Securities and Exchange Commission on [date]





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959
                                                     ---------



                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)



                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)



                               JEANINE M. BAJCZYK
                              ADVISORS SERIES TRUST
                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
                               -------------------
                     (Name and address of agent for service)



                                 (414) 765-6609
                                 --------------
              (Registrant's telephone number, including area code)



Date of fiscal year end:  OCTOBER 31, 2008
                          ----------------



Date of reporting period:  APRIL 30, 2008
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.





    PROVIDENT
INVESTMENT COUNSEL






SEMI-ANNUAL                               FAMILY OF GROWTH-ORIENTED
REPORT                                    MUTUAL FUNDS
                                          [ ] Small Cap Growth Fund, Class I
PERIOD ENDING                             [ ] Flexible Growth Fund, Class I
APRIL 30, 2008

                                    CONTENTS
--------------------------------------------------------------------------------

MARKET REVIEW & OUTLOOK ...................................................    1

FUND REVIEW ...............................................................    3

      o SMALL CAP GROWTH FUND .............................................    3

      o FLEXIBLE GROWTH FUND ..............................................    7

INFORMATION ABOUT YOUR FUNDS' EXPENSES ....................................   11

SCHEDULE OF INVESTMENTS ...................................................   12

      o SMALL CAP GROWTH FUND .............................................   12

      o FLEXIBLE GROWTH FUND ..............................................   15

STATEMENTS OF ASSETS AND LIABILITIES ......................................   17

STATEMENTS OF OPERATIONS ..................................................   18

STATEMENTS OF CHANGES IN NET ASSETS .......................................   19

FINANCIAL HIGHLIGHTS ......................................................   21

NOTES TO FINANCIAL STATEMENTS .............................................   23

NOTICE TO SHAREHOLDERS ....................................................   27

OTHER INFORMATION .................................................   BACK COVER

                             MARKET REVIEW & OUTLOOK
--------------------------------------------------------------------------------

U.S. EQUITY
INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
Even though we were cautious about the economy entering 2008, the events that have unfolded certainly were surprising. During March alone, the Federal Reserve ("the Fed") took not one, but six unprecedented actions including the historic bailout of Bear Stearns. This bailout reminds us of the Continental Illinois bailout in 1984, except the magnitude and swiftness of the Bear deal dwarfed that of the Continental deal. Even more surprising, Bear wasn't even a Federal Deposit Insurance Corporation (FDIC) guaranteed lender. We could write volumes on the causes of this debacle, but suffice to say that we feel too much risk and leverage is a tough position to maintain during a credit crunch.

Real Gross Domestic Product (GDP) in both the fourth quarter of 2007, ending December 31, 2007, and the first quarter of 2008, ending March 31, 2008, was less than 1%. The last time GDP was under 1% was the fourth quarter of 2002, just before the economy and stock market rebounded. Does this suggest we are near an economic bottom? Without the extraordinary actions of the Fed, our answer to this question would be a resounding no. However, given the Fed's unprecedented moves to stave off a crisis and provide liquidity to investment banks, mortgage markets, credit markets, and commercial banks, we feel that the time to recovery has been shortened. Without this action we are comfortable in saying that we believe the market situation would have been worse. The multiple Fed actions will probably result in shortening the time until an economic bottom.

During the six month period ending April 30, 2008, large and mid cap stocks performed better than smaller capitalization stocks. In the large cap area, growth and value stocks performed similarly; however, in the small cap universe value stocks outperformed growth stocks. Over the past six months, the Flexible Growth Fund, which returned -15.57%, trailed the benchmark Russell 1000(R) Growth Index, which returned -9.28%. The Small Cap Growth Fund, with a return of -21.76%, lagged its benchmark, the Russell 2000(R) Growth Index, with a return of -14.14%, as well.

The table below shows the performance of the broad market indices and Provident's Mutual Funds for each quarter making up the semi-annual period ended April 30, 2008.

                           FUND AND MARKET PERFORMANCE
--------------------------------------------------------------------------------
                                      10/31/07-      1/31/08-       10/31/07-
FUND RETURN                            1/31/08       4/30/08         4/30/08
--------------------------------------------------------------------------------
Small Cap Growth Fund, Class I         -18.90%        -3.52%         -21.76%
--------------------------------------------------------------------------------
  Total Gross Annual Fund
   Operating Expenses - 1.40%
--------------------------------------------------------------------------------
  Total Net Annual Fund
   Operating Expenses - 1.00%*
--------------------------------------------------------------------------------
Flexible Growth Fund, Class I          -17.08%           1.82%       -15.57%
--------------------------------------------------------------------------------
  Total Gross Annual Fund
   Operating Expenses - 8.62%
--------------------------------------------------------------------------------
  Total Net Annual Fund
   Operating Expenses - 0.95%*
--------------------------------------------------------------------------------
INDEX RETURN
--------------------------------------------------------------------------------
S&P 500(R) Index                       -10.55%           1.03%       -9.64%
--------------------------------------------------------------------------------
Russell 1000(R) Growth Index           -11.52%           2.53%       -9.28%
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index           -14.92%           0.91%      -14.14%
--------------------------------------------------------------------------------
* The Advisor has a contractual agreement to waive fees indefinitely.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE 1% REDEMPTION FEE IMPOSED ON SHARES HELD LESS THAN 30 DAYS. IF IT DID, TOTAL RETURNS WOULD BE REDUCED.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest in an index.

For a description of the Russell 2000(R) Growth Index and Russell 1000(R) Growth Index please contact Russell Investments.

Please refer to the Schedule of Investments for fund holding information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

                             MARKET REVIEW & OUTLOOK
--------------------------------------------------------------------------------

INVESTMENT
OUTLOOK
--------------------------------------------------------------------------------
Election year cycles have been the subject of a lot of market punditry. One theory goes that in an election year the incumbent administration attempts to massage the economy so voters will keep them in power. Since 1952, election year returns have been negative from January to April in eight out of fifteen years, however, twelve of the past fourteen election year May-December windows have presented positive market returns. So far in 2008 this pattern is holding true, with the market posting losses through April 30th. Could this be the start of another positive "last 8 months" of an election year?

Since the second quarter began the macro picture has stabilized, albeit at lower levels than we have seen since 2002 with GDP for the first quarter coming in at under 1%. The major issues facing the market include rising energy prices, inflation, and a weak dollar. Additionally credit concerns seem to be continually looming as some wait for another shoe to drop. Positives include ongoing strength in emerging economies, reasonable market valuations, an accommodative Fed, tax rebates helping a strapped consumer, and a slight rebound in lending activity.

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I
--------------------------------------------------------------------------------


SMALL CAP GROWTH FUND
PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
                                                          PHILOSOPHY &
The Provident Investment Counsel                          APPROACH
("Provident") Small Cap Growth Fund, Class I
returned -21.76% for the six-month period              o  RESEARCH AND INVEST IN
ending April 30, 2008. During the same                    SMALL CAP COMPANIES
six-month period, the Russell 2000(R) Growth              WITH ABOVE-AVERAGE,
Index, the primary benchmark against which we             SUSTAINABLE REVENUE
measure the Fund, returned -14.14%.                       AND EARNINGS GROWTH;

The Fund has produced disappointing results            o  UTILIZE FUNDAMENTAL
over the past six months. Small cap growth                RESEARCH TO BUILD A
stocks have produced very weak returns over               PORTFOLIO OF CATEGORY
the period as well. Stocks in the Energy                  LEADING COMPANIES
sector were the only group to generate a                  THAT EXHIBIT:
positive rate of return over the six months
ending April 30th. And only two sectors,                 o CATALYSTS FOR GROWTH
Utilities (-6.0%) and Industrials (-7.5),
produced single digit negative returns. The              o OUTSTANDING COMPANY
rest of the sectors posted double digit                    MANAGEMENTS
negative returns, with the worst areas being
Information Technology (-23.9%),                         o MEASURABLE AND
Telecommunication Services (-21.5%), and                   SUPERIOR FINANCIAL
Consumer Discretionary (-18.0%).                           CHARACTERISTICS

Over the past six months, the Fund's greatest             FUND SUMMARY
relative performance was driven by favorable           o  TICKER SYMBOL:
stock selection in the Materials sector.                  PISCX
Within the sector, performance was most
helped by stocks in the chemicals industry.            o  FUND NUMBER:
CF Industries represented the best performing             1481
stock in the group. Holdings in the Energy
sector also contributed positively to                  o  CUSIP:
relative performance during the period. In                693365405
the oil & gas space, Concho Resources and
Arena Resources were excellent performers.             o  NUMBER OF HOLDINGS:
Stocks in the Industrials area detracted the              99
most from performance during the period.
Stock selection was particularly weak in the machinery industry, with Barnes Group and Tennant Co. underperforming the index. Also within Industrials, EnerNOC Inc. hurt results. Stocks in the Consumer Discretionary area penalized performance as well. In the apparel industry, Crocs Inc. and Iconix Brand
Group were both laggards. In the hotels, restaurants, & leisure space, Home Inns &
Hotels and Life Time Fitness produced
disappointing results. Finally, holdings in the Financial and Health Care sectors detracted from Fund performance.

           PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I
--------------------------------------------------------------------------------

LEAD PORTFOLIO MANAGERS          RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
-----------------------          --------------------------------------------
                                 IF INVESTED ON 9/30/93
    (photo omitted)
                                 (graph omitted)

                                               PROVIDENT
                                               SMALL CAP
  ANDREW J. PEARL, CFA                        GROWTH FUND,  RUSSELL 2000
   19 YEARS EXPERIENCE                         CLASS I      GROWTH INDEX
                                   --------------------------------------
                                   9/30/93       10,000        10,000
                                   4/30/94        9,478         9,860
    (photo omitted)                4/30/95       10,514        10,722
                                   4/30/96       18,823        14,941
                                   4/30/97       14,948        12,917
   NED W. BRINES, CFA              4/30/98       20,959        18,562
   21 YEARS EXPERIENCE             4/30/99       18,290        17,862
                                   4/30/00       37,401        23,468
                                   4/30/01       27,914        17,635
      TEAM MEMBERS                 4/30/02       23,468        16,132
      ------------                 4/30/03       18,385        12,341
   NICK A. BLANKL, CFA             4/30/04       25,263        17,471
   8 YEARS EXPERIENCE              4/30/05       25,551        17,375
                                   4/30/06       33,375        23,653
     BARRY B. BURCH                4/30/07       34,568        24,724
   14 YEARS EXPERIENCE             4/30/08       31,624        23,066

 BRADLEY J. CARTER, CFA                            8.23%         5.90%
   8 YEARS EXPERIENCE

  MICHAEL D. EMERY, CFA          INVESTMENT RESULTS
   12 YEARS EXPERIENCE           --------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS -
   DAVID J. FURTH, CFA           PERIODS ENDING 4/30/08
   21 YEARS EXPERIENCE

  LLOYD B. ROGERS, CFA
   13 YEARS EXPERIENCE

                                                                                                         SINCE
                                                                  1 YEAR  3 YEARS* 5 YEARS*  10 YEARS* INCEPTION*
                                 --------------------------------------------------------------------------------
                                 Provident Small Cap Growth
                                   Fund - Class I
                                   (Inception
                                   September 30, 1993)            -8.52%   7.37%    11.44%    4.19%     8.23%
                                 Russell 2000(R) Growth Index     -6.71%   9.90%    13.32%    2.20%     5.90%
                                   Total Gross Annual Fund
                                    Operating Expenses - 1.40%
                                   Total Net Annual Fund
                                    Operating Expenses - 1.00%+


                                 PERFORMANCE DATA QUOTED REPRESENTS PAST
                                 PERFORMANCE; PAST PERFORMANCE DOES NOT
                                 GUARANTEE FUTURE RESULTS. THE INVESTMENT
                                 RETURN AND PRINCIPAL VALUE OF AN INVESTMENT
                                 WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
                                 WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE 1% REDEMPTION FEE IMPOSED ON SHARES HELD LESS THAN 30 DAYS. IF IT DID, TOTAL RETURNS WOULD BE REDUCED.

                                 --------------
                                 + The Advisor has a contractual agreement to waive fees indefinitely.

                                 * Average Annual Total Return represents the average change in account value over the periods indicated. Returns reflect the reinvestments of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

                                    Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

                                    The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.

                                    Indices do not incur expenses and are not available for investment.

                                    Russell Investments is the source and
                                    owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Provident Investment Counsel. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Provident's presentation thereof.

                                    RISKS: FOREIGN SECURITIES TYPICALLY
                                    INVOLVE GREATER VOLATILITY AND POLITICAL,
                                    ECONOMIC AND CURRENCY RISKS AND
                                    DIFFERENCES IN ACCOUNTING METHODS THAN
                                    DOMESTIC SECURITIES. SMALL- AND MEDIUM
                                    CAPITALIZATION COMPANIES TEND TO HAVE
                                    LIMITED LIQUIDITY AND GREATER PRICE
                                    VOLATILITY THAN LARGE-CAPITALIZATION
                                    COMPANIES.

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I
--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
AS OF 4/30/08
                         % OF
SECURITY              NET ASSETS   VALUE($)   DESCRIPTION
EQUINIX, INC.            3.28%     587,549    Designs, builds and operates
                                              neutral internet business exchange
                                              (IBX) centers. The company's IBX
                                              centers provide e-commerce
                                              companies, content providers and
                                              application service providers with
                                              the ability to directly
                                              interconnect with a choice of
                                              bandwith providers, internet
                                              service providers and site &
                                              performance management companies.

CONCHO RESOURCES, INC.   2.66%     476,961    Engaged in the acquisition,
                                              development and exploration of oil
                                              and natural gas in Southeast New
                                              Mexico and West Texas.

CTRIP.COM INTERNATIONAL, 2.48%     444,350    Consolidates hotel accommodations
  LTD.- ADR                                   and airline tickets targeting
                                              individual business and leisure
                                              travelers.

STRAYER EDUCATION, INC.  2.45%     439,157    Provides undergraduate and
                                              graduate degree programs to over
                                              31,000 students at 47 campuses
                                              throughout 12 states.

KHD HUMBOLDT WEDAG       2.22%     397,163    Provider of technologies,
  INTERNATIONAL LTD.                          engineering and equipment for
                                              the cement, coal and mineral
                                              processing industries.

MICROS SYSTEMS, INC.     2.18%     390,367    Designs and manufactures
                                              point-of-sale systems, property
                                              management systems, customer
                                              information and other systems for
                                              hospitality providers.

DYNAMIC MATERIALS CORP.  2.15%     385,646    Manufactures explosion-welded clad
                                              metal plates used in the
                                              contruction of pressure vessels
                                              and heat exchangers for the
                                              upstream oil/gas, shipbuilding and
                                              refrigeration markets. Also
                                              provides welding services to power
                                              turbine and aircraft engine
                                              manufacturers.

SCHNITZER STEEL          2.07%     370,480    Manufacturers finished steel
  INDUSTRIES, INC. -                          products from recycled metals and
                                              CLASS A recycles ferrous and
                                              nonferrous metal and auto parts.

SHANDA INTERACTIVE       2.03%     363,474    Provider of internet gaming,
  ENTERTAINMENT LTD.                          entertainment content, educational
  - ADR                                       programming and communication
                                              services.

PRICESMART, INC.         2.02%     362,585    Operates 23 membership warehouse
                                              clubs in 10 Central American
                                              countries and one U.S. territory
                                              selling food and goods.
--------------------------------------------------------------------------------

SECTOR ALLOCATION
--------------------------------------------------------------------------------
AS OF 4/30/08
                                                            % OF
                                                      TOTAL INVESTMENTS
                         Information Technology              22.3%
(pie chart               Industrials                         16.4%
omitted)                 Energy                              14.0%
                         Health Care                         12.6%
                         Consumer Discretionary              11.0%
                         Materials                            7.1%
                         Financials                           6.0%
                         Consumer Staples                     3.5%
                         Telecommunication Services           1.6%
                         Utilities                            0.5%
                         Money Market Investments             5.0%

Please refer to the Schedule of Investments for fund holding information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

          PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND, CLASS I
--------------------------------------------------------------------------------

STRATEGIC VIEW
--------------------------------------------------------------------------------
The portfolio's investment strategy continues to focus on U.S. companies that sell products or services overseas. These companies continue to thrive, particularly in those cases where they sell products and services into developing countries where the industrialization process forges ahead. Some of the portfolio holdings meeting the demand from overseas include machinery, material, and select energy companies. All three of these categories currently represent meaningful overweight positions in the portfolio.

We also believe that the unprecedented monetary and fiscal stimulus in the U.S. should at some point lead to better fundamentals for certain early cyclical growth stocks. For this reason we selectively hold category leaders that should benefit from a reacceleration in US growth. Some of these stocks are in consumer and transportation related industries. That said, the Fund has been and remains underweight in the Consumer Discretionary and Financial sectors.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
--------------------------------------------------------------------------------
FLEXIBLE GROWTH FUND PERFORMANCE DISCUSSION           PHILOSOPHY &
-------------------------------------------           APPROACH
The Provident Investment Counsel
("Provident") Flexible Growth Fund, Class I        o  RESEARCH AND INVEST
returned -15.57% for the six month period             IN COMPANIES WITH
ending April 30, 2008. During the same period         ABOVE-AVERAGE,
of time, the Russell 1000(R) Growth Index,            SUSTAINABLE REVENUE
the Fund's benchmark, returned -9.28%.                AND EARNINGS GROWTH;

The Fund has produced disappointing relative       o  UTILIZE FUNDAMENTAL
returns over the past six months. Large cap           RESEARCH TO BUILD A
growth stocks have produced very weak returns         PORTFOLIO OF CATEGORY
over the period as well. The Materials and            LEADING COMPANIES
Energy sectors were the only areas to                 THAT EXHIBIT:
generate a positive rate of return over the
six months ending April 30th. Three of the           o CATALYSTS FOR GROWTH
ten sectors in the index produced single
digit negative returns. The remaining five           o OUTSTANDING COMPANY
sectors (half the sectors in the index)                MANAGEMENTS
posted double digit negative returns, with
the worst areas being Financials (-17.1%),           o MEASURABLE AND
Information Technology (-14.6%), and Consumer          SUPERIOR FINANCIAL
Discretionary (-13.8%).                                CHARACTERISTICS

During the six month period ending April              FUND SUMMARY
30th, the Fund's greatest relative                 o  TICKER SYMBOL:
performance was driven by favorable stock             PFLEX
selection in the Materials sector. Within the
sector, performance was most helped by stocks      o  FUND NUMBER:
in the chemicals industry. Potash Corp. and           1484
Monsanto Co. represented the best stocks in
the group. Holdings in the Financial sector        o  CUSIP:
also contributed positively to relative               693365850
performance. IntercontinentalExchange Inc.
and MasterCard Inc. have been solid                o  NUMBER OF HOLDINGS:
performers. Stocks in the Consumer                    40
Discretionary area detracted the most from performance during the period. Stock selection was particularly weak in the specialty retail and multiline retail industries. The greatest underperformers in these two categories, respectively, were
American Eagle Outfitters and J.C. Penney Co.
In the hotel space, MGM MIRAGE also fell short of expectations. Stocks in the Industrials area penalized performance as well. Within the broad sector, SunPower Corp.
(electrical equipment), McDermott
International (industrial conglomerates), and
Cummins Inc. (machinery) produced the most disappointing results. Relative performance in the Health Care sector was also weak. Most of the shortfall came from weaker stock selection in the pharmaceutical industry, with Schering-Plough Corp. and Merck & Co.
especially detracting from Fund performance.
Finally, holdings in the Energy sector
penalized Fund performance.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
--------------------------------------------------------------------------------
                                    RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
LEAD PORTFOLIO MANAGERS             --------------------------------------------
-----------------------             IF INVESTED ON 3/31/99

     (photo omitted)                chart omitted

                                                  PROVIDENT
                                                   FLEXIBLE    RUSSELL
                                                    GROWTH     1000(R)
                                                     FUND,     GROWTH
  SUSAN J. PERKINS, CFA                             CLASS I     INDEX
   26 YEARS EXPERIENCE
                                       3/31/99      10,000      10,000
                                       4/30/99       9,884      10,013
     (photo omitted)                   4/30/00      19,247      12,774
                                       4/30/01      16,952       8,654
                                       4/30/02      13,648       6,914
   SEAN C. KRAUS, CFA                  4/30/03      10,684       5,922
   11 YEARS EXPERIENCE                 4/30/04      13,647       7,204
                                       4/30/05      14,605       7,233
                                       4/30/06      17,396       8,331
                                       4/30/07      19,514       9,352
      TEAM MEMBERS                     4/30/08      19,273       9,330
      ------------
RICHARD S. CAMPAGNA, CFA                              7.49%      -0.76%
   18 YEARS EXPERIENCE

BARBARA H. CLAYBROOK, CFA
   5 YEARS EXPERIENCE

 JAMES M. LANDRETH, CFA
   17 YEARS EXPERIENCE

    SUNNY F. OMMANNEY
   10 YEARS EXPERIENCE

      ROSE HAN PARK
   16 YEARS EXPERIENCE

   AYAKO YOSHIOKA, CFA
   10 YEARS EXPERIENCE


                                    INVESTMENT RESULTS
                                    --------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURNS -
                                    PERIODS ENDING 4/30/08
                                                                                                        SINCE
                                                                     1 YEAR     3 YEARS*  5 YEARS*    INCEPTION*
                                    Provident Flexible
                                      Growth Fund - Class I
                                      (Inception March 31, 1999)      -1.23%     9.69%     12.11%        7.49%
                                    Russell 1000(R)
                                      Growth Index                    -0.23%     8.86%      9.52%       -0.76%
                                      Total Gross Annual Fund
                                      Operating Expenses - 8.62%
                                      Total Net Annual Fund
                                      Operating Expenses - 0.95%+


                                   PERFORMANCE DATA QUOTED REPRESENTS PAST
                                   PERFORMANCE; PAST PERFORMANCE DOES NOT
                                   GUARANTEE FUTURE RESULTS. THE INVESTMENT
                                   RETURN AND PRINCIPAL VALUE OF AN INVESTMENT
                                   WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
                                   WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-618-7643. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE 1% REDEMPTION FEE IMPOSED ON SHARES HELD LESS THAN 30 DAYS. IF IT DID, TOTAL RETURNS WOULD BE REDUCED.

                                   --------------
                                   + The Advisor has a contractual agreement to waive fees indefinitely.

                                   * Average Annual Total Return represents the average change in account value over the periods indicated.

                                      Returns reflect the reinvestments of
                                      dividends and capital gain distributions.
                                      The performance data and graph do not
                                      reflect the deduction of taxes that a
                                      shareholder would pay on dividends,
                                      capital gain distributions, or redemption of Fund shares.

                                      Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

                                      The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

                                      Indices do not incur expenses and are not available for investment.

                                      Russell Investments is the source and
                                      owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto.

                                      The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Provident Investment Counsel. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Provident's presentation thereof.

                                      RISKS: FOREIGN SECURITIES TYPICALLY
                                      INVOLVE GREATER VOLATILITY AND POLITICAL,
                                      ECONOMIC AND CURRENCY RISKS AND
                                      DIFFERENCES IN ACCOUNTING METHODS THAN
                                      DOMESTIC SECURITIES. SMALL- AND MEDIUM
                                      CAPITALIZATION COMPANIES TEND TO HAVE
                                      LIMITED LIQUIDITY AND GREATER PRICE
                                      VOLATILITY THAN LARGE-CAPITALIZATION
                                      COMPANIES.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------------
AS OF 4/30/08

                           % OF
SECURITY                    NET     VALUE($)   DESCRIPTION
                          ASSETS
--------------------------------------------------------------------------------
APPLE, INC.                7.38%    106,109    Manufactures desktop and laptop
                                               computers, peripherals, network
                                               devices and digital music
                                               players.

POTASH CORP. OF            4.29%    61,623     Produces nitrogen fertilizers and
  SASKATCHEWAN, INC.                           nitrogen feed and industrial
                                               products, including ammonia,
                                               urea, nitrogen solutions,
                                               ammonium nitrate and nitric acid.
                                               Also manu- factures phosphate
                                               fertilizers, animal feed
                                               supplements and industrial acid,
                                               which is used in food products
                                               and industrial processes.

GOLDMAN SACHS GROUP, INC.  3.73%    53,584     Provides investment banking,
                                               securities and investment
                                               management services worldwide.

PRAXAIR, INC.              3.49%    50,221     Manufactures atmospheric gases,
                                               process gases and industrial gas
                                               production equipment for the
                                               health care, petroleum,
                                               computer-chip, fiber-optics,
                                               aerospace, chemicals and water
                                               treatment markets.

FLOWSERVE CORP.            3.37%    48,395     Manufactures engineered
                                               pumps/valves/mechanical seals for
                                               engineering/construction
                                               applications, OEMS and end users.

INTUITIVE SURGICAL, INC.   3.28%    47,149     Develops an advanced surgical
                                               system designed to improve open
                                               surgery and minimally invasive
                                               surgery.

INTERCONTINENTALEXCHANGE,  3.24%    46,545     Operates an electronic global and
  INC.                                         over-the-counter marketplace for
                                               trading a broad array of energy
                                               products.

RESEARCH IN MOTION LTD.    3.22%    46,219     Manufactures Blackberry and other
                                               wireless handheld devices for the
                                               mobile communications market.

JOY GLOBAL, INC.           3.13%    44,921     Manufactures continous miners,
                                               longwall shearers, electric
                                               shovels and blasthole drills for
                                               coal/mineral extraction.

GILEAD SCIENCES, INC.      3.12%    44,772     Develops therapeutics to care for
                                               patients with life-threatening
                                               diseases. Research and clinical
                                               programs are focused on
                                               anti-infectives, including
                                               antivirals and antifungals.
--------------------------------------------------------------------------------

SECTOR ALLOCATION
--------------------------------------------------------------------------------
AS OF 4/30/08
                                                           % OF
                                                      TOTAL INVESTMENTS
                        Information Technology             24.2%
(pie chart              Energy                             13.8%
omitted)                Consumer Discretionary             13.2%
                        Materials                          13.1%
                        Industrials                        11.5%
                        Financials                          8.5%
                        Health Care                         8.5%
                        Consumer Staples                    3.7%
                        Money Market Investments            3.5%



Please refer to the Schedule of Investments for fund holding information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

           PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND, CLASS I
--------------------------------------------------------------------------------

STRATEGIC VIEW
--------------------------------------------------------------------------------
The positioning of the portfolio has been consistent this year. The portfolio has meaningful weights in those areas that are benefiting from strong growth in international markets, particularly developing economies. Some of these areas include machinery, agriculture, energy, and select technology. We have also selectively added to some early cyclical growth industries that should perform well as the domestic economy reaccelerates. Some of these areas include financials and transports.

The portfolio holds underweight positions in Health Care, Consumer Discretionary, and Consumer Staples. Although the portfolio is modestly overweight in the Financial sector, we continue to avoid exposure to those areas with direct exposure to sub-prime lending. Finally, the portfolio currently has no positions in the Telecommunication Services and Utility sectors.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------
INFORMATION ABOUT YOUR FUNDS' EXPENSES at April 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 - April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                            EXPENSES
                                                              PAID
                                    BEGINNING      ENDING    DURING
                                     ACCOUNT       ACCOUNT   PERIOD*  ANNUALIZED
                                      VALUE         VALUE    11/1/07-   EXPENSE
ACTUAL                               11/1/07       4/30/08   4/30/08    RATIO**
------                               -------       -------   -------    -------
Small Cap Growth Fund - Class I    $ 1,000.00    $   782.40   $ 4.43     1.00%
Flexible Growth Fund - Class I       1,000.00        844.30     4.36     0.95%

HYPOTHETICAL (5% ANNUAL
  RETURN BEFORE EXPENSES)
-------------------------
Small Cap Growth Fund - Class I    $ 1,000.00    $ 1,019.89   $ 5.02     1.00%
Flexible Growth Fund - Class I       1,000.00      1,020.14     4.77     0.95%

--------------
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days (to reflect the one-half year period).

** Provident Investment Counsel, Inc. has agreed to waive fees and/or reimburse fund expenses so that the total annual operating expenses are limited to 1.00% for Small Cap Growth Fund - Class I and 0.95% for Flexible Growth Fund -Class I.


               PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 96.25%
AIR FREIGHT & LOGISTICS: 0.73%
       4,000    Hub Group, Inc. - Class A * ....................   $    130,760
                                                                   ------------
ALTERNATIVE CARRIERS: 1.60%
       4,196    Cogent Communications
                Group, Inc. * ..................................         88,158
      25,700    PAETEC Holding Corp. * .........................        198,147
                                                                   ------------
                                                                        286,305
                                                                   ------------
APPLICATION SOFTWARE: 1.41%
       6,866    Nuance Communications, Inc. * ..................        139,243
       3,456    Ultimate Software Group, Inc. * ................        113,322
                                                                   ------------
                                                                        252,565
                                                                   ------------
BIOTECHNOLOGY: 1.58%
       2,730    BioMarin Pharmaceuticals, Inc.* ................         99,536
       3,800    Cepheid, Inc. * ................................         74,366
       2,150    LifeCell Corp. * ...............................        109,177
                                                                   ------------
                                                                        283,079
                                                                   ------------
CATALOG RETAIL: 0.46%
       4,700    Gaiam, Inc. - Class A * ........................         82,720
                                                                   ------------
COAL & CONSUMABLE FUELS: 0.37%
       1,000    Patriot Coal Corp. * ...........................         66,050
                                                                   ------------
COMMERCIAL PRINTING: 0.30%
       4,022    Innerworkings, Inc. * ..........................         54,056
                                                                   ------------
COMMUNICATIONS EQUIPMENT: 1.90%
      17,800    Comtech Group, Inc. * ..........................        231,756
       5,700    Neutral Tandem, Inc. * .........................        109,611
                                                                   ------------
                                                                        341,367
                                                                   ------------
CONSTRUCTION & ENGINEERING: 2.22%
      13,700    KHD Humboldt Wedag
                  International Ltd. *# ........................        397,163
                                                                   ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS: 0.52%
       2,600    Titan International, Inc. ......................         92,638
                                                                   ------------
CONSTRUCTION MATERIALS: 0.85%
      13,300    Headwaters, Inc. * .............................        152,019
                                                                   ------------
CONSUMER FINANCE: 2.55%
       3,100    Cash America International, Inc. ...............        126,449
       8,400    World Acceptance Corp. * .......................        330,792
                                                                   ------------
                                                                        457,241
                                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES: 1.61%
       5,050    CyberSource Corp. * ............................         91,657
       7,854    ExlService Holdings, Inc. * ....................        197,292
                                                                   ------------
                                                                        288,949
                                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES: 0.63%
       4,532    Ritchie Bros. Auctioneers, Inc. # ..............        113,073
                                                                   ------------




SHARES                                                                   VALUE
--------------------------------------------------------------------------------
DIVERSIFIED REIT'S: 0.00%
       5,400    SWA REIT Ltd. *# ...............................   $       --
                                                                   ------------
EDUCATION SERVICES: 3.58%
       1,800    American Public Education, Inc. * ..............         57,978
       2,250    Capella Education Co. * ........................        145,102
       2,365    Strayer Education, Inc. ........................        439,157
                                                                   ------------
                                                                        642,237
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT: 0.33%
       1,600    II-VI, Inc. * ..................................         59,424
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES: 0.87%
       3,500    Metalico, Inc. * ...............................         45,360
       3,700    Team, Inc. * ...................................        110,001
                                                                   ------------
                                                                        155,361
                                                                   ------------
FERTILIZERS & AGRICULTURAL CHEMICALS: 2.50%
       1,900    CF Industries Holdings, Inc. ...................        254,030
       4,100    Intrepid Potash, Inc. * ........................        194,709
                                                                   ------------
                                                                        448,739
                                                                   ------------
FOOTWEAR: 1.15%
       6,418    Iconix Brand Group, Inc. * .....................        102,175
       4,400    Skechers U.S.A., Inc. - Class A * ..............        104,060
                                                                   ------------
                                                                        206,235
                                                                   ------------
HEALTH CARE DISTRIBUTORS: 0.63%
       3,300    MWI Veterinary Supply, Inc.* ...................        113,751
                                                                   ------------
HEALTH CARE EQUIPMENT: 3.17%
       8,100    IRIS International, Inc. * .....................        110,484
       1,800    Masimo Corp. * .................................         52,470
       9,268    Meridian Bioscience, Inc. ......................        249,587
       4,900    SonoSite, Inc. * ...............................        156,261
                                                                   ------------
                                                                        568,802
                                                                   ------------
HEALTH CARE FACILITIES: 0.60%
       3,297    VCA Antech, Inc. * .............................        106,724
                                                                   ------------
HEALTH CARE SERVICES: 5.27%
       8,770    HealthExtras, Inc. * ...........................        247,490
       8,300    HMS Holdings Corp. * ...........................        213,891
       4,250    ICON plc - ADR * ...............................        306,000
       2,610    Pediatrix Medical Group, Inc. * ................        177,532
                                                                   ------------
                                                                        944,913
                                                                   ------------
HOME ENTERTAINMENT SOFTWARE: 2.03%
      10,600    Shanda Interactive Entertainment Ltd. - ADR * ..        363,474
                                                                   ------------
HOME FURNISHING RETAIL: 0.33%
       2,400    Aaron Rents, Inc. ..............................         59,760
                                                                   ------------
HOTELS, RESORTS & CRUISE LINES: 3.37%
       7,160    Ctrip.com International, Ltd. - ADR ............        444,350
       7,152    Home Inns & Hotels Management, Inc. - ADR * ....        160,276
                                                                   ------------
                                                                        604,626
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      -12-


               PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)--(continued)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS: 2.02%
      12,700    PriceSmart, Inc. ...............................   $    362,585
                                                                   ------------
INDUSTRIAL MACHINERY: 7.45%
      13,865    Altra Holdings, Inc. * .........................        211,164
         800    Barnes Group, Inc. .............................         20,864
       6,300    Chart Industries, Inc. * .......................        256,032
       2,300    CIRCOR International, Inc. .....................        110,791
       8,200    Dynamic Materials Corp. ........................        385,646
       5,731    RBC Bearings, Inc. * ...........................        229,068
       3,550    Tennant Co. ....................................        121,161
                                                                   ------------
                                                                      1,334,726
                                                                   ------------
INSURANCE BROKERS: 0.53%
       3,500    eHealth, Inc. * ................................         94,675
                                                                   ------------
INTERNET SOFTWARE & SERVICES: 8.25%
       6,498    Equinix, Inc. * ................................        587,549
       6,800    Mercadolibre, Inc. * ...........................        343,944
       4,108    Omniture, Inc. * ...............................         93,745
       3,100    Sohu.com, Inc. * ...............................        214,303
       4,100    VistaPrint Ltd. *# .............................        139,523
       3,600    Vocus, Inc. * ..................................        100,044
                                                                   ------------
                                                                      1,479,108
                                                                   ------------
INVESTMENT BANKING & BROKERAGE: 2.48%
       8,600    FCStone Group, Inc. * ..........................        356,212
       7,336    GFI Group, Inc. ................................         86,198
         100    Jefferies Group, Inc. ..........................          1,880
                                                                   ------------
                                                                        444,290
                                                                   ------------
IT CONSULTING & OTHER SERVICES: 0.43%
       1,600    ManTech International Corp. - Class A * ........         76,432
                                                                   ------------
LEISURE FACILITIES: 1.53%
       7,522    Life Time Fitness, Inc. * ......................        273,425
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES: 1.51%
      10,500    Luminex Corp. * ................................        204,855
       2,600    PAREXEL International Corp.* ...................         66,040
                                                                   ------------
                                                                        270,895
                                                                   ------------
MARINE: 1.82%
       6,000    Eagle Bulk Shipping, Inc. # ....................        176,580
       5,600    Seaspan Corp. # ................................        148,848
                                                                   ------------
                                                                        325,428
                                                                   ------------



SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MARINE PORTS & SERVICES: 1.79%
       8,800    Aegean Marine Petroleum Network, Inc. # ........   $    320,056
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES: 3.66%
       1,727    Core Laboratories N.V. *# ......................        216,358
                                                                   ------------
       5,200    North American Energy Partners, Inc. *# ........         84,136
       2,882    W-H Energy Services, Inc. * ....................        222,750
       3,700    Willbros Group, Inc. *# ........................        133,533
                                                                   ------------
                                                                        656,777
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION: 9.36%
       7,150    Arena Resources, Inc. * ........................        321,035
       5,929    Bill Barrett Corp. * ...........................        304,928
      17,300    Concho Resources, Inc. * .......................        476,961
       7,400    Encore Acquisition Co. * .......................        337,662
       7,300    Parallel Petroleum Corp. * .....................        154,687
       1,100    Petroleum Development Corp.* ...................         82,753
                                                                   ------------
                                                                      1,678,026
                                                                   ------------
OIL & GAS REFINING & MARKETING: 0.76%
       6,300    CVR Energy, Inc. * .............................        135,639
                                                                   ------------
PACKAGED FOODS & MEATS: 0.32%
       7,700    Smart Balance, Inc. * ..........................         56,980
                                                                   ------------
PERSONAL PRODUCTS: 1.21%
       3,102    Chattem, Inc. * ................................        216,768
                                                                   ------------
PROPERTY & CASUALTY INSURANCE: 0.52%
       3,944    Tower Group, Inc. ..............................         92,645
                                                                   ------------
RESTAURANTS: 0.69%
      10,500    Texas Roadhouse, Inc. - Class A * ..............        123,900
                                                                   ------------
SEMICONDUCTORS: 3.92%
       2,300    Atheros Communications, Inc. * .................         61,226
      11,600    AuthenTec, Inc. * ..............................        155,556
       5,300    Netlogic Microsystems, Inc. * ..................        173,787
       4,559    Silicon Motion Technology Corp. - ADR * ........         79,463
       5,500    Trina Solar Ltd. - ADR * .......................        231,990
                                                                   ------------
                                                                        702,022
                                                                   ------------
SPECIALTY CHEMICALS: 1.31%
       4,300    OM Group, Inc. * ...............................        235,468
                                                                   ------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      -13-


               PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)--(continued)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
STEEL: 2.59%
       1,810    Carpenter Technology Corp. .....................   $     92,817
       4,210    Schnitzer Steel Industries, Inc. - Class A. ....        370,480
                                                                   ------------
                                                                        463,297
                                                                   ------------
SYSTEMS SOFTWARE: 3.08%
      10,950    Micros Systems, Inc. * .........................        390,367
       5,500    Sybase, Inc. * .................................        161,810
                                                                   ------------
                                                                        552,177
                                                                   ------------
WATER UTILITIES: 0.46%
       3,500    Consolidated Water Co., Ltd. # .................         82,950
                                                                   ------------

TOTAL COMMON STOCKS
                (Cost $14,276,384) .............................     17,250,300
                                                                   ------------


SHARES                                                                   VALUE
--------------------------------------------------------------------------------

MONEY MARKET INVESTMENTS: 5.09%
     456,450    SEI Daily Income Trust Government Fund .........   $    456,450
     456,451    SEI Daily Income Trust Treasury Fund ...........        456,451
                                                                   ------------
TOTAL MONEY MARKET INVESTMENTS
                (Cost $912,901) ................................        912,901
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
                (Cost $15,189,285): 101.34% ....................     18,163,201
Liabilities in Excess of
                Other Assets: (1.34)% ..........................       (239,669)
                                                                   ------------
                NET ASSETS: 100.0% .............................   $ 17,923,532
                                                                   ============
-------------
ADR - American Depositary Receipt.
  *   Non-income producing security.
  #   U.S. traded security of a foreign issuer.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.31%
AEROSPACE & DEFENSE: 5.25%
        325     Precision Castparts Corp. .....................     $    38,207
        590     Rockwell Collins, Inc. ........................          37,235
                                                                    -----------
                                                                         75,442
                                                                    -----------
APPAREL, ACCESSORIES & LUXURY GOODS: 5.69%
        665     Polo Ralph Lauren Corp. .......................          41,303
        545     VF Corp. ......................................          40,537
                                                                    -----------
                                                                         81,840
                                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS: 1.68%
        120     BlackRock, Inc. ...............................          24,215
                                                                    -----------
BIOTECHNOLOGY: 3.12%
        865     Gilead Sciences, Inc. * .......................          44,772
                                                                    -----------
COMMUNICATIONS EQUIPMENT: 6.05%
      1,590     Cisco Systems, Inc. * .........................          40,768
        380     Research In Motion Ltd. *# ....................          46,219
                                                                    -----------
                                                                         86,987
                                                                    -----------
COMPUTER HARDWARE: 10.22%
        610     Apple, Inc. * .................................         106,109
        880     Hewlett-Packard Co. ...........................          40,788
                                                                    -----------
                                                                        146,897
                                                                    -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS: 3.13%
        605     Joy Global, Inc. ..............................          44,921
                                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES: 2.42%
        125     MasterCard, Inc. - Class A ....................          34,770
                                                                    -----------
DEPARTMENT STORES: 2.75%
      1,120     Nordstrom, Inc. ...............................          39,491
                                                                    -----------
DIVERSIFIED METALS & MINING: 1.47%
        262     BHP Billiton Ltd. - ADR .......................          21,133
                                                                    -----------
DRUG RETAIL: 2.28%
        810     CVS Corp. .....................................          32,700
                                                                    -----------
ELECTRONIC EQUIPMENT MANUFACTURERS: 1.45%
        450     Amphenol Corp. - Class A ......................          20,781
                                                                    -----------
FERTILIZERS & AGRICULTURAL CHEMICALS: 8.38%
        315     Intrepid Potash, Inc. * .......................          14,959
        385     Monsanto Co. ..................................          43,898
        335     Potash Corp. of Saskatchewan, Inc. # ..........          61,623
                                                                    -----------
                                                                        120,480
                                                                    -----------


SHARES                                                                   VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT: 3.28%
        163     Intuitive Surgical, Inc. * ....................     $    47,149
                                                                    -----------
HOME IMPROVEMENT RETAIL: 1.96%
      1,120     Lowe's Companies, Inc. ........................          28,213
                                                                    -----------
HOUSEHOLD PRODUCTS: 1.45%
        295     Colgate-Palmolive Co. .........................          20,857
                                                                    -----------
INDUSTRIAL GASES: 3.49%
        550     Praxair, Inc. .................................          50,221
                                                                    -----------
INDUSTRIAL MACHINERY: 3.37%
        390     Flowserve Corp. ...............................          48,395
                                                                    -----------
INTEGRATED OIL & GAS: 5.89%
        420     Exxon Mobil Corp. .............................          39,089
        160     Hess Corp. ....................................          16,992
        235     Petroleo Brasileiro S.A. - ADR ................          28,534
                                                                    -----------
                                                                         84,615
                                                                    -----------
INTERNET SOFTWARE & SERVICES: 2.16%
         54     Google, Inc. - Class A * ......................          31,012
                                                                    -----------
INVESTMENT BANKING & BROKERAGE: 3.73%
        280     Goldman Sachs Group, Inc. .....................          53,584
                                                                    -----------
OIL & GAS DRILLING: 1.49%
        145     Transocean, Inc. *# ...........................          21,382
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES: 4.42%
        335     Schlumberger Ltd. # ...........................          33,684
        370     Weatherford International Ltd.*# ..............          29,848
                                                                    -----------
                                                                         63,532
                                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION: 2.30%
        535     XTO Energy, Inc. ..............................          33,095
                                                                    -----------
PHARMACEUTICALS: 2.25%
      2,455     Mylan, Inc. * .................................          32,332
                                                                    -----------
RESTAURANTS: 1.45%
        745     Burger King Holdings, Inc. ....................          20,785
                                                                    -----------
SPECIALIZED FINANCE: 3.24%
        300     IntercontinentalExchange, Inc.* ...............          46,545
                                                                    -----------
SPECIALTY STORES: 1.63%
      1,080     Staples, Inc. .................................          23,436
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      -15-


                PROVIDENT INVESTMENT COUNSEL FLEXIBLE GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)--(continued)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE: 2.31%
      1,590     Oracle Corp. * ................................     $    33,152
                                                                    -----------
TOTAL COMMON STOCKS
                (Cost $1,188,920) .............................       1,412,734
                                                                    -----------
MONEY MARKET INVESTMENTS: 3.57%
     25,639     SEI Daily Income Trust Government Fund ........          25,639
     25,638     SEI Daily Income Trust Treasury Fund ..........          25,638
                                                                    -----------
TOTAL MONEY MARKET INVESTMENTS
                (Cost $51,277) ................................          51,277
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
                (Cost $1,240,197): 101.88% ....................       1,464,011
                Liabilities in Excess of
                Other Assets: (1.88)% .........................         (27,067)
                                                                    -----------
                NET ASSETS: 100.0% ............................     $ 1,436,944
                                                                    ===========

------------
ADR - American Depositary Receipt.
  *   Non-income producing security.
  #   U.S. traded security of a foreign issuer.












THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
at April 30, 2008 (Unaudited)
                                                    PROVIDENT       PROVIDENT
                                                    SMALL CAP        FLEXIBLE
                                                   GROWTH FUND     GROWTH FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at cost ..........................   $ 15,189,285    $  1,240,197
                                                   ============    ============
  Investments at value .........................   $ 18,163,201    $  1,464,011
  Receivables:
  Investments sold .............................        976,202            --
    Fund shares sold ...........................         10,429            --
    Dividends and interest .....................          5,388             636
    Due from Advisor (Note 3) ..................          2,773           9,472
  Prepaid expenses .............................         12,779          10,402
                                                   ------------    ------------
      Total assets .............................     19,170,772       1,484,521
                                                   ------------    ------------

LIABILITIES:
  Payables:
    Investments purchased ......................      1,107,876           6,664
    Due to Custodian ...........................         71,709            --
    Audit fees .................................         25,903          25,903
    Transfer agent fees and expenses ...........          8,848           4,580
    Fund accounting fees .......................          8,484           6,530
    Custody fees ...............................          8,237           1,425
    Fund shares redeemed .......................          4,252            --
    Administration fees ........................          2,867           2,459
    Chief Compliance Officer fee ...............          1,816            --
  Accrued expenses .............................          7,248              16
                                                   ------------    ------------
      Total liabilities ........................      1,247,240          47,577
                                                   ------------    ------------

NET ASSETS .....................................   $ 17,923,532    $  1,436,944
                                                   ============    ============

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ..   $ 19,801,549    $  3,327,755
  Undistributed net investment loss ............        (68,004)         (4,614)
  Accumulated net realized loss on investments .     (4,783,929)     (2,110,011)
  Net unrealized appreciation on investments ...      2,973,916         223,814
                                                   ------------    ------------

NET ASSETS .....................................   $ 17,923,532    $  1,436,944
                                                   ============    ============

NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER SHARE:
  Net assets ...................................   $ 17,923,532    $  1,436,944
  Shares outstanding (unlimited number of shares
    authorized, par value $0.01) ...............      2,258,003          59,787
  NET ASSET VALUE, OFFERING PRICE AND
    REDEMPTION PRICE PER SHARE .................   $       7.94    $      24.03
                                                   ============    ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------
For the six months ended April 30, 2008 (Unaudited)
                                                                  PROVIDENT       PROVIDENT
                                                                  SMALL CAP       FLEXIBLE
                                                                 GROWTH FUND     GROWTH FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $216 and $22,
    respectively) ............................................   $    27,324    $     5,449
  Interest ...................................................        12,010            782
                                                                 -----------    -----------
    Total investment income ..................................        39,334          6,231
                                                                 -----------    -----------
EXPENSES:
  Management fees (Note 3) ...................................        74,502          5,370
  Adminstration fees (Note 3) ................................        18,678         14,939
  Transfer agent fees and expenses (Note 3) ..................        16,320          9,767
  Fund accounting fees (Note 3) ..............................        15,474         13,159
  Custody fees (Note 3) ......................................        13,204          3,649
  Registration fees ..........................................        11,327          4,833
  Reports to shareholders ....................................        10,171            721
  Audit fees .................................................         8,603          8,603
  Legal fees .................................................         6,172          3,097
  Chief Compliance Officer fee (Note 3) ......................         3,748            285
  Trustee fees ...............................................         3,526          3,061
  Insurance expense ..........................................         2,122          2,027
  Other expenses .............................................         1,719            676
                                                                 -----------    -----------
      Total expenses .........................................       185,566         70,187
    Less: Advisor fee waiver and absorbtion (Note 3) .........       (92,438)       (62,899)
                                                                 -----------    -----------
    Net expenses .............................................        93,128          7,288
                                                                 -----------    -----------
      NET INVESTMENT LOSS ....................................       (53,794)        (1,057)
                                                                 -----------    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments ...........................      (673,774)       (18,273)
  Net change in unrealized depreciation on investments .......    (4,178,368)      (267,460)
                                                                 -----------    -----------
  Net realized and unrealized loss on investments ............    (4,852,142)      (285,733)
                                                                 -----------    -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $(4,905,936)   $  (286,790)
                                                                 ===========    ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                     STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                                        PROVIDENT SMALL CAP GROWTH FUND
                                                                       Six Months Ended
                                                                        April 30, 2008    Year Ended
                                                                          (Unaudited)   October 31, 2007
----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss ...............................................   $     (53,794)   $    (303,840)
  Net realized gain (loss) on investments ...........................        (673,774)      14,875,952
  Net realized gain from in-kind redemption .........................            --         20,766,575
  Net change in unrealized depreciation on investments ..............      (4,178,368)     (21,221,847)
                                                                        -------------    -------------
  Net increase (decrease) in net assets resulting from operations ...      (4,905,936)      14,116,840
                                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain from investment transactions
    Class A .........................................................            --           (479,684)
    Class I .........................................................     (11,566,238)      (5,103,169)
                                                                        -------------    -------------
      Total distributions to shareholders ...........................     (11,566,238)      (5,582,853)
                                                                        -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Class A:
    Shares sold .....................................................            --            854,783
    Shares issued on reinvestment of distributions ..................            --            444,602
    Shares repurchased ..............................................            --        (10,205,826)
    Redemption fees .................................................            --              1,908
                                                                        -------------    -------------
      Net decrease from Class A capital share transactions ..........            --         (8,904,533)
                                                                        -------------    -------------
  Class I:
    Shares sold .....................................................       1,946,324       16,953,256
    Shares issued on reinvestment of distributions ..................      11,327,544        5,103,169
    Shares repurchased ..............................................      (1,941,192)    (118,154,313)
    Redemption fees .................................................              90              419
                                                                        -------------    -------------
      Net increase (decrease) from Class I capital share transactions      11,332,766      (96,097,469)
                                                                        -------------    -------------

        Total increase (decrease) in net assets
            from capital share transactions .........................      11,332,766     (105,002,002)
                                                                        -------------    -------------

  Total decrease in net assets ......................................      (5,139,408)     (96,468,015)
                                                                        -------------    -------------

NET ASSETS:
  Beginning of period ...............................................      23,062,940      119,530,955
                                                                        -------------    -------------
  End of period .....................................................   $  17,923,532    $  23,062,940
                                                                        =============    =============
  Undistributed net investment loss at end of period ................   $     (68,004)   $     (14,210)
                                                                        =============    =============

FUND SHARE TRANSACTIONS:
  Class A:
    Shares sold .....................................................            --             50,761
    Shares issued on reinvestment of distributions ..................            --             27,546
    Shares repurchased ..............................................            --           (578,784)
                                                                        -------------    -------------
      Net decrease in Class A fund shares ...........................            --           (500,477)
                                                                        =============    =============
  Class I:
    Shares sold .....................................................         205,830          868,526
    Shares issued on reinvestment of distributions ..................       1,228,584          281,321
    Shares repurchased ..............................................        (184,712)      (6,176,383)
                                                                        -------------    -------------
      Net increase (decrease) in Class I fund shares ................       1,249,702       (5,026,536)
                                                                        =============    =============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                     PROVIDENT FLEXIBLE GROWTH FUND
                                                                    Six Months Ended
                                                                     April 30, 2008    Year Ended
                                                                      (Unaudited)   October 31, 2007
------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss .............................................   $    (1,057)   $    (6,000)
  Net realized gain (loss) on investments .........................       (18,273)       216,027
  Net unrealized appreciation (depreciation) on investments .......      (267,460)       214,475
                                                                      -----------    -----------
    Net increase (decrease) in net assets resulting from operations      (286,790)       424,502
                                                                      -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Class I:
    Shares sold ...................................................       104,000         11,000
    Shares repurchased ............................................      (108,103)      (809,878)
                                                                      -----------    -----------
      Net decrease from capital share transactions ................        (4,103)      (798,878)
                                                                      -----------    -----------

  Total decrease in net assets ....................................      (290,893)      (374,376)
                                                                      -----------    -----------

NET ASSETS:
  Beginning of period .............................................     1,727,837      2,102,213
                                                                      -----------    -----------
  End of period ...................................................   $ 1,436,944    $ 1,727,837
                                                                      ===========    ===========
  Undistributed net investment loss at end of period ..............   $    (4,614)   $    (3,557)
                                                                      ===========    ===========

FUND SHARE TRANSACTIONS:
  Shares sold .....................................................         3,710            456
  Shares repurchased ..............................................        (4,640)       (34,692)
                                                                      -----------    -----------
  Net decrease in fund shares .....................................          (930)       (34,236)
                                                                      ===========    ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                 PROVIDENT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS I
                                            ------------------------------------------------------------------------------------
                                               FOR THE
                                              SIX MONTHS        FOR THE     FOR THE      FOR THE        FOR THE      FOR THE
                                                ENDED         YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED   YEAR ENDED
                                            APRIL 30, 2008    OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                              (UNAUDITED)        2007         2006          2005          2004+         2003
                                            --------------    -----------  ----------    ----------    ----------    ----------
PER SHARE DATA
Net asset value per share,
  beginning of period .....................   $   22.87      $   18.44    $    16.49    $    15.13    $    15.38    $    10.58
Income from investment operations:
    Net investment loss ...................       (0.01)^        (0.12)^      (0.12)^        (0.13)^       (0.14)        (0.08)
    Net realized gains (losses)
      and change in unrealized appreciation
      or depreciation on investments ......       (3.36)          5.51          2.07          1.49         (0.11)         4.88
                                              ---------      ---------    ----------    ----------    ----------    ----------
      Total income (loss) from
        investment operations .............       (3.37)          5.39          1.95          1.36         (0.25)         4.80
                                              ---------      ---------    ----------    ----------    ----------    ----------

Redemption fees retained ..................        0.00#^         0.00#^       0.00#^         0.00#^        0.00#          --
                                              ---------      ---------    ----------    ----------    ----------    ----------
DISTRIBUTIONS:
  From net realized gains on investments ..      (11.56)         (0.96)         --             --            --            --
                                              ---------      ---------    ----------    ----------    ----------    ----------
Net asset value per share,
  end of period ...........................   $    7.94      $   22.87    $    18.44    $    16.49    $    15.13    $    15.38
                                              =========      =========    ==========    ==========    ==========    ==========

Total return ..............................      (21.76%)++      30.56%        11.83%         8.99%        (1.63%)       45.37%

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period .........................   $    17.9      $    23.1    $    111.3    $    122.9    $    217.0    $    249.5
  Ratio of expenses to average net assets:
    Before expense reimbursement ..........        1.99%+         1.38%         1.18%         1.07%         0.99%         1.38%
    After expense reimbursement ...........        1.00%+         1.00%         1.00%         1.00%         0.99%         1.00%
  Ratio of net investment loss
    to average net assets:
    Before expense reimbursement ..........       (1.57%)+       (0.99%)       (0.85%)       (0.88%)       (0.86%)       (1.16%)
    After expense reimbursement ...........       (0.58%)+       (0.61%)       (0.67%)       (0.81%)       (0.86%)       (0.78%)
Portfolio turnover rate ...................       67.55%++       93.78%        86.97%        59.58%        99.08%       106.81%

-------------
   +  On December 19, 2003, the Provident Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor Provident
      Feeder Fund.
   ^  Per share numbers have been calculated using the average shares method.
   #  Amount is less than $0.01.
   ++ Not annualized.
   +  Annualized.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                    FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
                                               PROVIDENT FLEXIBLE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              CLASS I
                                          ----------------------------------------------------------------------------------
                                              FOR THE
                                             SIX MONTHS     FOR THE      FOR THE      FOR THE        FOR THE       FOR THE
                                               ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                          APRIL 30, 2008   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                            (UNAUDITED)        2007         2006         2005         2004*+         2003*
                                          --------------   -----------  -----------  -----------   ------------  ------------
PER SHARE DATA
Net asset value per share,
  beginning of period ....................   $   28.46      $   22.14    $   20.34    $   17.06    $    17.62    $    12.85
Income from investment operations:
  Net investment loss ....................       (0.02)         (0.09)^      (0.10)       (0.05)        (0.26)        (0.29)
  Net realized gains (losses)
    and change in unrealized appreciation
    or depreciation on investments .......       (4.41)          6.41         1.90         3.33         (0.30)         5.06
                                             ---------      ---------    ---------    ---------    ----------    ----------
    Total income (loss) from
      investment operations ..............       (4.43)          6.32         1.80         3.28         (0.56)         4.77
                                             ---------      ---------    ---------    ---------    ----------    ----------

Redemption fees retained .................        --              --           --           --           0.00#          --
                                             ---------      ---------    ---------    ---------    ----------    ----------
Net asset value per share,
  end of period ..........................   $   24.03      $   28.46    $   22.14    $   20.34    $    17.06    $    17.62
                                             =========      =========    =========    =========    ==========    ==========

Total return .............................      (15.57%)++      28.55%        8.85%       19.23%        (3.18)%       37.12%

RATIOS/SUPPLEMENTAL DATA:
  Net assets (dollars in millions),
    end of period ........................   $     1.4      $     1.7    $     2.1    $     3.1    $      2.5    $      3.7
  Ratio of expenses to average net assets:
    Before expense reimbursement .........        9.15%+         8.62%        4.73%        4.86%         7.24%        10.38%
    After expense reimbursement ..........        0.95%+         0.95%        0.95%        0.97%         1.55%         2.14%
  Ratio of net investment loss
    to average net assets:
    Before expense reimbursement .........       (8.34%)+       (8.03%)      (4.05%)      (4.18%)       (6.94%)      (10.11%)
    After expense reimbursement ..........       (0.14%)+       (0.36%)      (0.27%)      (0.29%)       (1.25%)       (1.87%)
Portfolio turnover rate ..................       78.46%++       90.55%       75.96%       60.00%       171.99%       133.51%


--------------
   *  As of July 1, 2004, the Provident Mid Cap Growth Fund converted from Class B shares to Provident Flexible Growth Fund
      Class I shares.
   +  On December 19, 2003, the Provident Funds re-organized from a master feeder structure and merged into separate series of the Advisors Series Trust. The historical data shown reflects the operations of each respective predecessor
      Provident Feeder Fund.
   ^  Per share numbers have been calculated using the average shares method.
   #  Amount is less than $0.01.
   ++ Not annualized.
   +  Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited)

1 - ORGANIZATION
The Provident Small Cap Growth Fund and Provident Flexible Growth Fund (formerly Provident Mid Cap Fund) are each a series of Advisors Series Trust ("the Trust") which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Provident Small Cap Growth Fund - Class I commenced operations on September 30, 1993 and the Provident Flexible Growth Fund commenced operations on March 31, 1999.

2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Effective April 30, 2008, the Funds adopted FIN 48. Management of the Funds reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on either Fund's net assets or results of operations.

C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LOANS: The Funds may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

F. REDEMPTION FEES: The Funds charge a 1% redemption fee to shareholders who redeem shares held for less than 30 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited) - (continued)

G. RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

H. IN-KIND REDEMPTION: During the year ended October 31, 2007, the Provident Small Cap Growth Fund realized $20,766,575 of net capital gains resulting from an in-kind redemption. A shareholder exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains and losses to paid-in-capital. Such reclassification has no effect on the Fund's net assets.

I. NEW ACCOUNTING PRONOUNCEMENTS: In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on its financial statements.

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 and the Funds believe there will be no material impact on the Funds' financial statement disclosures.

3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the six months ended April 30, 2008, Provident Investment Counsel, Inc. (the "Advisor"), an indirect, wholly owned subsidiary of Old Mutual PLC, provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Provident Small Cap Growth Fund, and 0.70% based upon the average daily net assets of the Provident Flexible Growth Fund. For the six months ended April 30, 2008, the Provident Small Cap Growth Fund and the Provident Flexible Growth Fund incurred $74, 502 and $5,370 in advisory fees, respectively.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit the Funds' aggregate annual operating expenses to 1.00% for the Provident Small Cap Growth Fund - Class I and 0.95% for the Provident Flexible Growth Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds' expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

For the six months ended April 30, 2008, the Advisor reduced its fees and absorbed Fund expenses in the amount of $92,438 and $62,899 for the Provident Small Cap Growth Fund and Provident Flexible Growth Fund, respectively.

At April 30, 2008, the amount available for reimbursement to the Advisor by each Fund, are as follows:

        FUND                                                    TOTAL
        ----                                                    -----
      Provident Small Cap Growth Fund ..................      $717,209
      Provident Flexible Growth Fund ...................      $414,181

At April 30, 2008, accumulative expenses subject to recapture for the Funds expire as follows:

                                                      OCTOBER 31,
                                       -----------------------------------------
FUND                                     2008       2009       2010       2011
----                                     ----       ----       ----       ----
Provident Small Cap Growth Fund ....   $154,688   $238,286   $231,797   $ 92,438
Provident Flexible Growth Fund .....   $110,942   $112,108   $128,232   $ 62,899

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited) - (continued)

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds' custodian. For the six months ended April 30, 2008, the Provident Small Cap Growth Fund and Provident Flexible Growth Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

                                                    PROVIDENT       PROVIDENT
                                                    SMALL CAP        FLEXIBLE
                                                   GROWTH FUND      GROWTH FUND
                                                   -----------      -----------
      Administration .........................       $18,678          $14,939
      Fund accounting ........................        15,474           13,159
      Transfer agency ........................         8,951            8,951
      Custody ................................        13,204            3,649


Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

The Provident Investment Trust (previous Trust of the Funds) approved a Deferred Compensation Plan for its Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). The phantom share account is marked to market on January 1 of each calendar year. The phantom share account balances were as follows on January 1, 2008:

        Provident Small Cap Growth Fund .....................    $16,136
        Provident Flexible Growth Fund ......................      4,039

For the six months ended April 30, 2008, the Provident Small Cap Growth Fund and Provident Flexible Growth Fund were allocated $3,748 and $285, respectively, of the Chief Compliance Officer fee.

4 - PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities were:

                                                    PURCHASES         SALES
                                                    ---------         -----
    Provident Small Cap Growth Fund ............   $12,711,060     $12,954,041
    Provident Flexible Growth Fund .............   $ 1,211,179     $ 1,223,410

5 -LINE OF CREDIT
The Provident Small Cap Growth Fund and the Provident Flexible Growth Fund have a line of credit in the amount of $1,500,000 and $150,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank N.A. During the six months ended April 30, 2008, the Funds did not draw upon the line of credit.

6 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, limitations on use of capital loss carryforwards, deferred trustees compensation, and Passive Foreign Investment Companies.

The tax character of distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 was as follows:

                                              SIX MONTHS ENDED    YEAR ENDED
     PROVIDENT SMALL CAP GROWTH FUND           APRIL 30, 2008   OCTOBER 31, 2007
                                               ---------------  ----------------
     Ordinary income ........................    $   915,424      $      --
     Long -term capital gains ...............    $10,650,814      $ 5,582,853

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited) - (continued)

Ordinary income distributions may include dividends paid from short-term capital gains.

As of October 31, 2007, the Funds' most recently completed fiscal year end, the components of net assets on a tax basis were as follows:

                                                    PROVIDENT         PROVIDENT
                                                    SMALL CAP         FLEXIBLE
                                                  GROWTH FUND       GROWTH FUND
                                                  -----------       -----------
  Cost of investments ........................   $ 15,648,869      $  1,277,536
                                                 ============      ============
  Gross unrealized appreciation ..............   $  7,508,981      $    498,508
  Gross unrealized depreciation ..............       (421,913)           (7,234)
                                                 ------------      ------------
  Net unrealized appreciation ................   $  7,087,068      $    491,274
                                                 ============      ============
  Undistributed ordinary income ..............   $    952,255      $       --
  Undistributed long-term capital gain .......     10,613,980              --
                                                 ------------      ------------
  Total distributable earnings ...............   $ 11,566,235      $       --
                                                 ============      ============
  Other accumulated gains (losses) ...........   $ (4,059,146)     $ (2,095,295)
                                                 ------------      ------------
  Total accumulated earnings (losses) ........   $ 14,594,157      $ (1,604,021)
                                                 ============      ============

At October 31, 2007, certain Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:


                                           CAPITAL LOSSES EXPIRING IN:
                      ---------------------------------------------------------------------
                              2008          2009        2010           2011          TOTAL
                              ----          ----        ----           ----          -----
Provident Small Cap
  Growth Fund .....   $ (1,453,905)  $(2,591,031)   $   --      $      --      $(4,044,936)
Provident Flexible
  Growth Fund .....           --      (1,505,949)   (381,989)      (203,800)    (2,091,738)


During the year ended October 31, 2007, the Provident Small Cap Growth Fund and the Provident Flexible Growth Fund utilized capital loss carryforwards of $2,022,468 and $215,025, respectively.

The carryforward loss for the Provident Small Cap Growth Fund was generated in connection with the reorganization of the Fund from a master-feeder structure on December 19, 2003, and is limited to $2,022,468 each year through 2009.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS at April 30, 2008 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-618-7643 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH
PERIOD ENDED JUNE 30, 2007
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 1-800-618-7643. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q
The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Forms N-Q is also available upon request by calling 1-800-618-7643.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------
BOARD REVIEW OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the funds, considered and approved the continuance of the Advisory Agreement for the Provident Investment Counsel ("PIC") Flexible Growth Fund and PIC Small Cap Growth Fund for an additional one-year term. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Funds. This information, together with the information provided to the Independent Trustees since each Fund's inception, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

     1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board noted the Advisor's commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the relationship between the Advisor and the Board, as well as the Board's knowledge of the Advisor's operations, and noted that the Board had met with the Advisor from time to time in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

     2. EACH FUND'S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to the respective peer groups (mid cap growth for the PIC Flexible Growth Fund and small cap growth for the PIC Small Cap Growth
          Fund), as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Funds' benchmark indices.

          PIC FLEXIBLE GROWTH FUND. The Board noted the Fund's year-to-date, one-year, three-year, five-year and since inception performance returns for the periods ended October 31, 2007. In particular, the Board noted that the Fund's performance for the above periods was above the median of its peer group and was also higher than its benchmark index, the Russell 1000(R) Growth Index. The Board further noted that the Fund was ranked in the second quartile among its peer group for the year-to-date, one-year, three-year and five-year periods, and was ranked in the first quartile among its peer group for the since inception period, ending October 31, 2007. The Board considered these comparisons helpful in its assessment as to whether the Advisor was obtaining for the Fund's shareholders the total return performance that was available in the marketplace, given the Fund's investment objectives, strategies, limitations and restrictions. The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor's reports. The Board concluded that the Advisor's performance overall was satisfactory under current market conditions.

          PIC SMALL CAP GROWTH FUND. The Board noted the Fund's year-to-date, one-year, three-year, five-year and ten-year performance returns for the periods ending October 31, 2007. In particular, the Board noted that the Fund's performance for the year-to-date, one-year, three-year and five-year periods was above the median for its peer group, while the ten-year period was below the median for its peer group, for the periods ending October 31, 2007. The Board also noted that the Fund outperformed its benchmark index, the Russell 2000(R) Growth Index, for the year-to-date, one-year and three-year periods. The Board further noted that the Fund's performance was below its benchmark index for the five-year and ten-year periods ended October 31, 2007. The Board noted that the Fund was ranked in the first quartile for the year-to-date and one-year periods, and in the second quartile for the three-year and five-year periods, ending October 31, 2007. The Board considered these comparisons helpful in its assessment as to whether the Advisor was obtaining for the Fund's shareholders the total return performance that was available in the marketplace, given the Fund's investment objectives, strategies, limitations and restrictions. The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor's reports. The Board concluded that the Advisor's performance overall was satisfactory under current market conditions.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------
BOARD REVIEW OF ADVISORY AGREEMENT - (continued)
--------------------------------------------------------------------------------

     3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund's fees and expenses to those funds in their respective peer group, all expense waivers and reimbursements, as well as the fees and expenses for similar types of accounts managed by the Advisor. The Board viewed such information as a whole as useful in assessing whether the Advisor was providing services at a cost that was competitive with other similar funds.

          PIC FLEXIBLE GROWTH FUND. The Trustees noted that both the Fund's gross contractual and net investment advisory fees were below the peer group average, though if the Lipper large cap growth category were used, only the Fund's net investment advisory fee was below the peer group average. The Board considered the Fund's total expense ratio, noting that the Advisor had agreed to maintain an annual expense ratio of 0.95%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience, and that the Advisor had honored its agreement in this respect. The Board also noted that, in order to keep the Fund operating within the current expense limitation, the Advisor had waived its entire advisory fee and had reimbursed the Fund for a portion of its operating expenses. The Board reviewed the contractual advisory fee rate and noted that it was slightly less than the fees charged by the Advisor to its other investment management clients. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the fee paid to the Advisor was fair and reasonable.

          PIC SMALL CAP GROWTH FUND. The Trustees noted that both the gross contractual and net investment advisory fees were below the peer group average. The Board also considered the Fund's total expense ratio, noting that the Advisor had agreed to maintain an annual expense ratio of 1.00%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience, and that the Advisor had honored its agreement in this respect. The Trustees noted that the Fund's total expense ratio was below its peer group average and the expense structure was in line with the fees charged by the Advisor to its other investment management clients. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the fee paid to the Advisor was fair and reasonable.

     4. ECONOMIES OF SCALE. The Board also considered whether the Funds were experiencing economies of scale and concluded that economies of scale may be realized by the Advisor as the assets of the Funds grow and each Fund's expense ratio begins to show signs of reduction. As the level of each Fund's assets grows, the Advisor expects that existing Fund overhead expenses may decrease, although there are other Fund expenses that will increase with greater assets. Noting that the Advisor was continuing to subsidize the Funds, the Board determined to revisit the issue of economies of scale at a future date. The Board also noted that, although the Fund did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints at this time.

     5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor's financial information and took into account both the direct and indirect benefits to the Advisor from advising the Funds including benefits obtained through its use of soft dollars. In addition, the Board considered that the Advisor benefits from positive reputational value in advising the Funds. The Board noted that the Advisor continued to subsidize a portion of the investment advisory fee for the PIC Small Cap Growth Fund and the entire investment advisory fee for the PIC Flexible Growth Fund, in addition to the payment of a portion of other Fund expenses, and reviewed the Advisor's compliance with its reimbursement requirements. The Board also considered the Advisor's estimate of each Fund's asset level at which it would reach a break-even level by covering allocated overhead costs. After its review, the Board determined that the profitability to the Advisor from the Advisory Agreement was not excessive and that the Advisor had maintained adequate profit levels to support the services to the Funds.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the PIC Flexible Growth Fund and PIC Small Cap Growth Fund. The Board (all the Trustees of which are Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS - ADVISORS SERIES TRUST
--------------------------------------------------------------------------------
WALTER E. AUCH, Independent Trustee
JAMES CLAYBURN LAFORCE, Independent Trustee
DONALD E. O'CONNOR, Independent Trustee
GEORGE J. REBHAN, Independent Trustee
GEORGE T. WOFFORD III, Independent Trustee
ROBERT M. SLOTKY, Vice President, Chief Compliance Officer and AML Officer
JOE D. REDWINE, Chairman
DOUGLAS G. HESS, President
CHERYL L. KING, Treasurer
JEANINE M. BAJCZYK, Secretary

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL
300 N. Lake Avenue
Pasadena, CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER LLP
75 East 55th Street New
York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103


WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?


COMMITMENT TO OUR SHAREHOLDERS
------------------------------
     o    Dedicated investment team managing your investments
     o    Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
----------------------------
     o    "Pure growth" philosophy and consistent investment style
     o "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS
------------------------------------
     o    Significant number of professionals committed to growth philosophy
     o    Transparent process that "digs deep" into company fundamentals


--------------------------------------------------------------------------------
This semi-annual report is intended for shareholders of Provident Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the funds. If used as sales literature after April 30, 2008, this semi-annual report must be accompanied by performance updates for the most recent calendar quarter.

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com
                                                                         (04/08)

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULES OF INVESTMENTS.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees did not change.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not applicable.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  ADVISORS SERIES TRUST

         By (Signature and Title)*  /S/ DOUGLAS G. HESS
                                   ---------------------------------------------
                                            Douglas G. Hess, President

         Date          7/1/08
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*   /S/ DOUGLAS G. HESS
                                   -------------------------------------------

                                            Douglas G. Hess, President

         Date     7/1/08
              -----------------------------

         By (Signature and Title)*   /S/ CHERYL L. KING
                                    ------------------------------------------

                                            Cheryl L. King, Treasurer

         Date    7/1/08
              -----------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.